SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     12/31/2000
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 5, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 60

Form 13F Information Table Value Total: $108933 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      220     4542 SH       Sole                                       4542
Albertsons Inc.                COM              013104104      204     7695 SH       Sole                                       7695
American Home Products         COM              026609107      369     5800 SH       Sole                                       5800
American International Group   COM              026874107     5276    53530 SH       Sole                                      53530
Automatic Data Processing      COM              053015103     3371    53238 SH       Sole                                      53238
BP Amoco                       COM              055622104     1506    31456 SH       Sole                                      31456
Bell South                     COM              079860102      281     6860 SH       Sole                                       6860
Bristol Myers Squibb           COM              110122108     1903    25732 SH       Sole                                      25732
Canon Inc. ADR                 COM              138006309     1792    53205 SH       Sole                                      53205
Chase Manhattan New            COM              163798101      204     4500 SH       Sole                                       4500
Chevron Corp.                  COM              166751107      270     3200 SH       Sole                                       3200
Cisco Systems                  COM              17275R102     1296    33870 SH       Sole                                      33870
Citigroup Inc                  COM              172967101     1103    21600 SH       Sole                                      21600
Coca-Cola                      COM              191216100     3276    53766 SH       Sole                                      53766
Compass Bancshares Inc.        COM              20449H109    13049   546536 SH       Sole                                     546536
Dell Computer                  COM              247025109      656    37595 SH       Sole                                      37595
Donaldson Co.                  COM              257651109     2578    92698 SH       Sole                                      92698
Dover Corp.                    COM              260003108     2299    56675 SH       Sole                                      56675
Dupont de Nemours              COM              263534109      710    14702 SH       Sole                                      14702
EMC Corp                       COM              268648102     1039    15624 SH       Sole                                      15624
Emerson Electric               COM              291011104     3470    44025 SH       Sole                                      44025
Exxon Mobil                    COM              30231G102     2343    26946 SH       Sole                                      26946
Federal National Mortgage Asso COM              313586109      312     3600 SH       Sole                                       3600
General Electric               COM              369604103      943    19672 SH       Sole                                      19672
H J Heinz Co.                  COM              423074103     1490    31417 SH       Sole                                      31417
Home Depot                     COM              437076102      728    15937 SH       Sole                                      15937
Illinois Tool Works            COM              452308109     2538    42603 SH       Sole                                      42603
Intel Corp.                    COM              458140100      356    11841 SH       Sole                                      11841
Johnson & Johnson              COM              478160104     3621    34464 SH       Sole                                      34464
Lucent Technologies            COM              549463107      407    30130 SH       Sole                                      30130
Luminex Corp                   COM              55027E102     1819    69798 SH       Sole                                      69798
Merck                          COM              589331107     4166    44497 SH       Sole                                      44497
Microsoft Corp                 COM              594918104     1913    44096 SH       Sole                                      44096
Molex Inc.                     COM              608554101     2163    60931 SH       Sole                                      60931
National Instruments Corp.     COM              636518102      938    19325 SH       Sole                                      19325
Nokia                          COM              654902204     1200    27588 SH       Sole                                      27588
Nordson Corp.                  COM              655663102     1667    65370 SH       Sole                                      65370
North American Technology Grou COM              657193108       29    31400 SH       Sole                                      31400
Oracle Corp.                   COM              68389x105      651    22388 SH       Sole                                      22388
Pfizer, Inc.                   COM              717081103      488    10609 SH       Sole                                      10609
Proctor & Gamble               COM              742718109     2619    33386 SH       Sole                                      33386
Qwest Communications Com       COM              749121109      241     5884 SH       Sole                                       5884
Reuters Group PLC              COM              76132m102     2093    21248 SH       Sole                                      21248
Royal Dutch                    COM              780257804     2271    37493 SH       Sole                                      37493
SBC Communications             COM              78387G103     3163    66231 SH       Sole                                      66231
San Juan Basin Royalty Trust   COM              798241105     4051   320876 SH       Sole                                     320876
Schering-Plough                COM              806605101     3886    68475 SH       Sole                                      68475
Schlumberger Ltd               COM              806857108     2426    30347 SH       Sole                                      30347
Sigma-Aldrich                  COM              826552101     1849    47030 SH       Sole                                      47030
Sun Microsystems               COM              866810104      354    12686 SH       Sole                                      12686
Sysco Corp.                    COM              871829107     3342   111390 SH       Sole                                     111390
Telefonica de Espana           COM              879382208      839    16785 SH       Sole                                      16785
Unilever N.V.                  COM              904784709     1756    27905 SH       Sole                                      27905
Verizon Communications         COM              92343v104      496     9890 SH       Sole                                       9890
Vodafone Airtouch              COM              92857t107      583    16285 SH       Sole                                      16285
W.W. Grainger                  COM              384802104     1788    48980 SH       Sole                                      48980
Wal-Mart Stores                COM              931142103     1584    29817 SH       Sole                                      29817
Weyerhaeuser                   COM              962166104     1006    19825 SH       Sole                                      19825
Willamette                     COM              969133107     1818    38740 SH       Sole                                      38740
Worthington Industries         COM              981811102      127    15750 SH       Sole                                      15750
REPORT SUMMARY                 60 DATA RECORDS              108933            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

/TABLE
/TEXT
/DOCUMENT
/SUBMISSION

